Consolidated Statements of Cash Flows (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($)
Statement Of Cash Flows [Abstract]
Long term loans, financing costs	$ 8,000
Acquisition of subsidiaries consolidated for the first time
Working capital (excluding cash and cash equivalents)	(48,918)
Property, plant and equipment	(25,160)
Long-term liabilities	19,934
Goodwill	(167,001)
In-process research and development	(6,920)
Other intangible assets	(146,996)
Total	$ (375,061)